ACCOUNTS RECEIVABLE - Narrative (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Customer 1
Disclosure of major customers [line items]
Percentage of total accounts receivable	19.19%	15.77%
Customer 2
Disclosure of major customers [line items]
Percentage of total accounts receivable	15.24%	13.51%
Customer 3
Disclosure of major customers [line items]
Percentage of total accounts receivable		10.98%
Customer 4
Disclosure of major customers [line items]
Percentage of total accounts receivable		10.02%